UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549
                               FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006
Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):	[X] is a restatement.
       					[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
       Name:	 		Stewardship Partners Investment Counsel, Inc.
       Address:		 	2514 Plantation Center Drive
				Matthews, NC 28105
       Form 13F File Number: 	028-11684

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Timothy P. Burns
Title: 		Chief Financial Officer
Phone: 		704-644-5548
Signature, 		Place, 		and Date of Signing:
Timothy P. Burns	Matthews, NC	May 12, 2006

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:	68
Form 13F Information Table Value Total: $141,611

List of Other Included Managers:

NONE
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   FORM 13F INFORMATION TABLE
							VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		   VOTING AUTHORITY
   NAME OF ISSUER	TITLE OF CLASS	CUSIP		(X1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE

Abbott Laboratories	COM		002824100	2415	56873	SH		SOLE			56873
Accenture Ltd		CL A		G1150G111	2533	84234	SH		SOLE			84234
Adobe Sys Inc.		COM		0072F101	3143	89939	SH		SOLE			89939
Aegon NV ISIN		OAR		007924103	956	51886	SH		SOLE			51886
Aflac Inc		COM		001055102	2540	56292	SH		SOLE			56292
Amer Intl Group Inc	COM		026874107	1451	21953	SH		SOLE			21953
American		COM		02886P109	1928	67687	SH		SOLE			67687
Anglo Amern PLC		ADR		03485P102	319	16294	SH		SOLE			16294
Avaya Inc		COM		053499109	2877	254617	SH		SOLE			254617
Axa SA Each Repstg	ADR		054536107	1083	30973	SH		SOLE			30973
BB&T Corp		COM		054937107	1650	42087	SH		SOLE			42087
BHP Billiton LTD	ADR		088606108	1554	38992	SH		SOLE			38992
Biomet Inc		COM		090613100	1239	34887	SH		SOLE			34887
Canon Inc Adr New	ADR		138006309	1464	22158	SH		SOLE			22158
China Mobile Hong K	ADR		16941M109	2097	79003	SH		SOLE			79003
Cisco Sys Inc		COM		17275R102	3888	179441	SH		SOLE			179441
Conco Phillips		COM		20825C104	3227	51108	SH		SOLE			51108
Credit Suisse Group	ADR		225401108	434	7763	SH		SOLE			7763
Ctrip.Com Intl Ltd	ADR		22943F100	2831	53054	SH		SOLE			53054
Dollar General Corp	COM		256669102	2514	142252	SH		SOLE			142252
Ecolab Inc		COM		278865100	1926	50414	SH		SOLE			50414
Emerson Electric Co	COM		291011104	2481	29663	SH		SOLE			29663
Encana Corp		COM		292505104	3577	76549	SH		SOLE			76549
Express Scripts Inc	COM		302182100	3351	38125	SH		SOLE			38125
Fifth Third Bancorp	COM		316773100	1651	41955	SH		SOLE			41955
First Horizon Natl	COM		320517105	3047	73169	SH		SOLE			73169
Fiserv Inc		COM		337738108	1706	40097	SH		SOLE			40097
Focus Media Holding	ADR		34415V109	2639	45491	SH		SOLE			45491
Gallagher Arthur J	COM		363576109	1827	65690	SH		SOLE			65690
General Dynamics	COM		369550108	3356	52453	SH		SOLE			52453
Goldcorp Inc New	COM		380956409	1290	44099	SH		SOLE			44099
Goldman Sachs Group	COM		38141G104	2974	18946	SH		SOLE			18946
Heartland Express	COM		422347104	2121	97352	SH		SOLE			97352
Huaneng Power Intl	ADR		443304100	698	25127	SH		SOLE			25127
Infosys Technologie	ADR		456788108	440	5653	SH		SOLE			5653
Itt Inds Inc		COM		450911102	2258	40157	SH		SOLE			40157
Jabil Circuit Inc	COM		466313103	3312	77281	SH		SOLE			77281
Kimberly Clark Corp	COM		494368103	1784	30867	SH		SOLE			30867
Kookmin BK New Spon	ADR		50049M109	2009	23487	SH		SOLE			23487
Kyocera Corp		ADR		501556203	1475	16738	SH		SOLE			16738
LG Philips LCD Co	ADR		50186V102	589	25959	SH		SOLE			25959
Maxim Integrated Pr	COM		57772K101	3435	92454	SH		SOLE			92454
Mcgraw-Hill Cos Inc	COM		580645109	2628	45618	SH		SOLE			45618
Mitsubishi Ufj Finl	ADR		606822104	2276	149626	SH		SOLE			149626
Morgan Stanley		COM		617446448	3575	56907	SH		SOLE			56907
Nokia Corp ADR		ADR		654902204	3701	178635	SH		SOLE			178635
Nomura Hldgs Inc Sp	ADR		65535H208	1895	85498	SH		SOLE			85498
Patterson Cos Inc	COM		703395103	1530	43465	SH		SOLE			43465
Quality Sys Inc		COM		747582104	3256	98381	SH		SOLE			98381
Research in Motion	COM		760975102	3288	38740	SH		SOLE			38740
Rio Tinto Plc		ADR		767204100	435	2100	SH		SOLE			2100
Roper Inds 		COM		776696106	248	5104	SH		SOLE			5104
Royal Gold Inc		COM		780287108	3210	88699	SH		SOLE			88699
SAP AG 			ADR		803054204	1145	21081	SH		SOLE			21081
SGL Carbon AG		ADR		784188203	138	22494	SH		SOLE			22494
Shire Pharmaceutica	COM		82481R106	1339	28806	SH		SOLE			28806
SK Telcom Co LTD AD	COM		78440P108	1474	62476	SH		SOLE			62476
Smith & Nephew Plc	ADR		83175M205	651	14598	SH		SOLE			14598
Stryker Corp		COM		863667101	1947	43919	SH		SOLE			43919
Sysco Corp		COM		871829107	3368	105082	SH		SOLE			105082
Taiwan Semiconductor	ADR		874039100	159	15844	SH		SOLE			15844
TNT N V			ADR		87260W101	1296	37542	SH		SOLE			37542
Transocean Inc.		ORD		G90078109	426	5300	SH		SOLE			5300
United Parcel Svc	COM		911312106	2165	27270	SH		SOLE			27270
Valero Energy		COM		91913Y100	3674	61457	SH		SOLE			61457
Varian Medical Syst	COM		92220P105	4781	85134	SH		SOLE			85134
Waters Corp		COM		941848103	2989	69272	SH		SOLE			69272
Xilinx Inc		COM		983919101	1928	75732	SH		SOLE			75732

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